Shareholders' equity and dividends (Table)	12 Months Ended
Dec. 31, 2019
Shareholders equity and dividends [Abstract]
Dividends
	At 31 December
(in USD million)	2019	2018

Dividends declared	3,453	3,064
USD per share or ADS	1.0400	0.9200

Dividends paid in cash	3,342	2,672
USD per share or ADS	1.0100	0.9101
NOK per share	8.9664	7.4907

Scrip dividends	0	338
Number of shares issued (millions)	0.0	15.5

Sum dividends settled	3,342	3,010

Share buy-back programme
Number of shares	2019
Share buy-back programme at 1 January	-
Purchase	23,578,410
Cancellation	-

Share buy-back programme at 31 December	23,578,410

Treasury shares
Employees share saving plan

Number of shares	2019	2018
Share saving plan at 1 January	10,352,671	11,243,234
Purchase	3,403,469	2,740,657
Allocated to employees	(3,681,428)	(3,631,220)

Share saving plan at 31 December	10,074,712	10,352,671